Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7—PROPERTY AND EQUIPMENT

Property and equipment consist of the following at September 30, 2019 and December 31, 2018:

Classification	September 30, 2019	December 31, 2018
Buildings and improvements	$5,338	$5,338
Equipment and machinery	3,026,541	2,943,490
Tractors	2,834,888	2,834,888
Trucks and other vehicles	1,147,304	1,147,304
Leasehold improvements	117,626	-
Total	7,131,697	6,931,020
Less: Accumulated depreciation	(3,464,590)	(2,439,931)
Property and equipment, net	$3,667,107	$4,491,089

Depreciation expense for the nine months ended September 30, 2019 and 2018 was $1,032,143 and $1,054,233, respectively.

All property and equipment are pledged to secure loans from Burnley, SBCC and Home State Bank as described and defined in the notes below.

NOTE 5—PROPERTY AND EQUIPMENT

Property and equipment consist of the following at December 31, 2018 and 2017:

Classification	2018	2017
Buildings and improvements	$5,338	$5,338
Equipment and machinery	2,943,490	2,908,154
Tractors	2,834,888	3,129,888
Trucks and other vehicles	1,147,304	1,169,805
Total	6,931,020	7,213,185
Less: Accumulated depreciation	(2,439,931)	(1,113,966)
Property and equipment, net	$4,491,089	$6,099,219

Depreciation expense for the years ended December 31, 2018 and 2017 was $1,435,098 and $1,120,000, respectively.

All property and equipment are pledged to secure loans from Home State Bank and Utica.